Common Stock Warrants - Schedule of Warrant Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrant Activity [Abstract]
Number of Warrants Outstanding, Balance	2,478,848	2,478,848	180,707
Weighted Average Exercise Price Outstanding, Balance	$ 85.38	$ 11.31	$ 85.38
Weighted Average Contractual Term (Years) Outstanding, Balance	4 years 6 months 29 days	4 years 29 days	3 years 7 months 28 days	4 years 6 months 29 days
Number of Warrants, Granted		1,768,315	2,298,141
Weighted Average Exercise Price, Granted		$ 4.3	$ 5.49
Weighted Average Contractual Term (Years), Granted		5 years 3 months 3 days	3 years 7 months 28 days
Number of Warrants, Exercised		0	0
Weighted Average Exercise Price, Exercised		$ 0	$ 0
Number of Warrants, Forfeited		0	0
Weighted Average Exercise Price, Forfeited		$ 0	$ 0
Number of Warrants, Expired		0	0
Weighted Average Exercise Price, Expired		$ 0	$ 0
Number of Warrants Outstanding, Balance	2,478,848	4,247,163	2,478,848	180,707
Weighted Average Exercise Price Outstanding, Balance	$ 11.31	$ 8.93	$ 11.31	$ 85.38
Number of Warrants, Exercisable		2,366,017	2,178,848
Weighted Average Exercise Price, Exercisable	$ 11.91	$ 11.94	$ 11.91
Weighted Average Contractual Term (Years), Exercisable		3 years 6 months 3 days	3 years 9 months 7 days